Notes Payable - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes payable
Total notes payable	$ 689	$ 4,828
Non-related party
Notes payable
Total notes payable	$ 689	1,819
Other Related Parties
Notes payable
Total notes payable		$ 3,009